                         THE DEVCAP SHARED RETURN FUND
                        CHANGING THE WAY THE WORLD WORKS


                   [PICTURE OF SCHOOL STUDENT APPEARS HERE]


                               SEMI-ANNUAL REPORT
                                JANUARY 31, 1998


                     [LOGO OF DEVCAP DEVELOPMENT CAPITAL]
                       Globally Responsible Investments

                            LETTER TO SHAREHOLDERS

                                                                 March 30, 1998

Dear Investor:

We continue to enjoy the journey on a bull market that is grounded upon a thriving US economy. Factors that contributed to our investment return for the six months ended January 31, 1998, remain positive elements that we hope will continue to nourish the overall economic environment. Low interest rates, low unemployment, new efficiencies in the business environment and an expanding population base all suggest that long term growth may continue. A US work force whose numbers increasingly look for investment opportunities to provide for retirement years and for other major life events continues to generate de-mand for quality investments in US equities. We continue to benefit from our association with the Domini Social Index Portfolio whose unaudited financial report is included within our report.

If your investment mindset mirrors the economic assessment expressed in the opening paragraph, you have a positive correlation with an index fund such as ours. Our investment goal remains consistent with our original intent; we ex-pect to continue to closely track the S&P 500. We believe that our normal re-sults should fall slightly behind this average since we will incur expenses in servicing, trading and marketing our investments. The S&P 500 does not account for these expenses in its performance statistics. The DEVCAP Trust may fall below the S&P 500, especially in the startup years as we build our investor base, attempting to grow in numbers of investors and in total assets invested. To defray some of our necessary cost and to limit our exposure, we have the benefit of the DEVCAP Trust sponsors' commitment until November of 1998 to pay for expenses over and above 1.75%, our current ratio of expenses to average net assets. (See page 4, DEVCAP Shared Return Fund Financial Highlights)

The DEVCAP Trust continues to apply the social screens to our investments that conform to our original plan. The returns have not been negatively impacted by investing with a social conscience and we do not anticipate that these inten-tions will negatively impact our investing opportunities in the future.

Our investors made charitable contributions of $219,031 for 1997, through the DEVCAP Trust which will be used in Small Enterprise Development. These funds will be transferred as restricted donations that must be used to support microentrepreneurs with loans or technical training in the world's developing countries. During 1997, Catholic Relief Services contributed financial support to provide the majority of the DEVCAP's operating costs and also continued to inform its supporters of the merits of programs in Small Enterprise Develop-ment. In the next few months, Catholic Relief Services will identify specific programs that will receive the 1997 contributions. The DEVCAP Trust will con-tinue its sponsorship of worthy programs and will provide its investors with the success stories of programs that you support.

We are very fortunate to have done so well with our investments in the past. We are most grateful for the support that our investors have contributed, and we remain committed to helping poorer people in ways that allow them to work and become self-sufficient microentrepreneurs. It is our hope that they will prosper and that they too will become supporters of a thriving and socially conscious world.

                  Sincerely,

                  /s/ Mr. Joseph N. St. Clair

                  Mr. Joseph N. St. Clair
                  President

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Domini Social Index Portfolio, at value (Note 1) $5,991,737
  Deferred organization expenses (Note 1)                            30,184
  Receivable from affiliate (Note 2)                                 50,924
  Prepaid expenses                                                   14,747
                                                                 ----------
    Total Assets                                                  6,087,592
                                                                 ----------
LIABILITIES:
  Accrued expenses                                                   15,281
                                                                 ----------
    Total Liabilities                                                15,281
                                                                 ----------
NET ASSETS                                                       $6,072,311
                                                                 ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $5,146,914
  Accumulated net investment loss                                   (21,750)
  Accumulated net realized gain from Portfolio                       41,398
  Net unrealized appreciation from Portfolio                        905,749
                                                                 ----------
NET ASSETS                                                       $6,072,311
                                                                 ==========
SHARES OUTSTANDING                                                  356,339
                                                                 ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($6,072,311 + 356,339 SHARES)                    $    17.04
                                                                 ==========

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME FROM PORTFOLIO:
  Investment income from Portfolio                              $ 37,161
  Expenses from Portfolio                                         (5,539)
                                                                --------
    Net investment income from Portfolio                          31,622
EXPENSES (NOTES 1 AND 2):
  Printing                                              34,620
  Transfer agent fee                                    25,622
  Professional fees                                     24,117
  Registration fees                                      8,516
  Servicing and fund accounting agent fee (Note 2)       6,169
  Amortization of organization expenses (Note 1)         5,580
  Administration fees (Note 2)                           4,167
  Insurance                                              3,760
                                                       -------
    Total Expenses                                     112,551
    Less: Reimbursement of expenses (Note 2)           (63,654)
                                                       -------
    Net Expenses                                                  48,897
                                                                --------
NET INVESTMENT LOSS                                              (17,275)
                                                                --------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO
  Net realized gain from Portfolio                                42,538
  Net change in unrealized appreciation from Portfolio           275,283
                                                                --------
  Net realized and unrealized gain from Portfolio                317,821
                                                                --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $300,546
                                                                ========

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX    FOR THE YEAR
                                                    MONTHS ENDED      ENDED
                                                  JANUARY 31, 1998   JULY 31,
                                                    (UNAUDITED)        1997
                                                  ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                                $  (17,275)    $   (3,122)
  Net realized gain from Portfolio                       42,538          3,813
  Net change in unrealized appreciation from
   Portfolio                                            275,283        628,098
                                                     ----------     ----------
  Net increase in net assets resulting from oper-
   ations                                               300,546        628,789
                                                     ----------     ----------
DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAIN         (5,944)        (1,059)
                                                     ----------     ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares                         737,450      4,167,358
  Payments for shares redeemed                         (291,006)      (113,074)
  Net asset value of shares issued in reinvest-
   ment of distributions                                  5,700            934
                                                     ----------     ----------
  Net increase in net assets from capital share
   transactions                                         452,144      4,055,218
                                                     ----------     ----------
    Total Increase in Net Assets                        746,746      4,682,948
NET ASSETS:
  Beginning of period                                 5,325,565        642,617
                                                     ----------     ----------
  End of period (including accumulated net in-
   vestment loss of $21,750 and $4,475, respec-
   tively)                                           $6,072,311     $5,325,565
                                                     ==========     ==========
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold                                                   45,561        277,132
  Redeemed                                              (17,888)        (8,894)
  Reinvested                                                352             74
                                                     ----------     ----------
  Net increase                                           28,025        268,312
                                                     ==========     ==========

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                            FOR THE SIX                         OCTOBER 19, 1995
                            MONTHS ENDED        FOR THE YEAR    (COMMENCEMENT OF
                          JANUARY 31, 1998          ENDED        OPERATIONS) TO
                            (UNAUDITED)         JULY 31, 1997    JULY 31, 1996
                          ----------------      -------------   ----------------
Net Asset Value, begin-
 ning of period               $ 16.22              $ 10.71          $  10.00
                              -------              -------          --------
Income from investment
 operations:
  Net investment loss           (0.05)               (0.03)            (0.02)
  Net realized and
   unrealized gain on
   investments                   0.89                 5.55              0.73
                              -------              -------          --------
Total income from in-
 vestment operations             0.84                 5.52              0.71
                              -------              -------          --------
Less distributions from
 net realized gain              (0.02)               (0.01)              --
                              -------              -------          --------
Net Asset Value, end of
 period                       $ 17.04              $ 16.22          $  10.71
                              =======              =======          ========
Ratios/supplemental data
  Total return                  5.16%               51.57%             7.10%
  Net Assets, end of pe-
   riod (in 000's)            $ 6,072              $ 5,326          $    643
  Ratio of expenses to
   average net assets           1.75%(/1/,/2/)       1.75%(/1/)        2.50%(/1/,/2/)
  Ratio of net invest-
   ment income to aver-
   age net assets             (0.61)%(/1/,/2/)     (0.21)%(/1/)      (0.54)%(/1/,/2/)
--------
(/1/)Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund. Had the reimbursements not occurred, the ratios of expenses and net investment income to average net assets would have been as follows:

  Ratio of expenses to
   average net assets           4.19%                5.93%            26.30%(/2/)
  Ratio of net invest-
   ment income to aver-
   age net assets             (2.87)%              (4.39)%          (24.34)%(/2/)

(/2/)Annualized.

                       See Notes to Financial Statements

                                       4
\

                           DEVCAP SHARED RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS

             FOR THE SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust and is registered as an open-end man-agement investment company under the Investment Company Act of 1940 (the "Act").

  The Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 1.5% at January 31, 1998). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

  The presentation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

  A. VALUATION OF INVESTMENTS. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income daily, net of Portfolio expenses, on its investment in the Portfolio. Divi-dends to shareholders are declared and paid annually from net investment in-come. Distributions to shareholders of realized capital gains, if any, are made annually.

  C. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for fed-eral income or excise tax is necessary.

  D. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the ini-tial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organiza-tion expenses, Development Capital Fund ("DEVCAP -- Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference.

  E. OTHER. All net investment income of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES.

  A. ADMINISTRATION. The Fund has retained Sunstone Financial Group, Inc. ("Sunstone"), effective November 4, 1997, to serve as Administrator. Sunstone provides administrative services necessary for the operation of the Fund and furnishes office space and facilities required for conducting the business of the Fund. For its services under the Administrative Services Agreement, Sunstone receives from the Fund a fee accrued daily at an annual rate equal to 0.175% of the Fund's average net assets, subject to a minimum annual fee of $25,000. Prior to November 4, 1997, Signature Broker-Dealer Services, Inc. ("Signature") served as Administrator.

                           DEVCAP SHARED RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

             FOR THE SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

  B. DISTRIBUTION. The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Effective November 25, 1997, CBIS Financial Services, Inc. ("CBIS") acts as agent of the Fund and principal un-derwriter of shares of the Fund ("Distributor") pursuant to the Plan. Prior to November 25, 1997, Signature served as Distributor. Under the Plan, the Fund may pay the Distributor a fee not to exceed 0.25% per annum of the Fund's av-erage daily net assets in anticipation of, or in reimbursement for, expenses incurred in connection with the sale of shares of the Fund.

  Such expenses include payments to broker-dealers who advise shareholders re-garding the purchase, sale or retention of shares of the Fund, payments to em-ployees of the Distributor, advertising used for sales purposes, expenses of preparing and printing sales literature and other distribution-related ex-penses. No expenses were incurred by the Fund in connection with the Plan for the six months ended January 31, 1998.

  C. REIMBURSEMENT OF EXPENSES. DEVCAP Non-Profit has agreed that it will re-imburse the Fund to the extent necessary to maintain the Fund's total operat-ing expenses (which include expenses of the Fund and Portfolio) at an annual rate of 1.75% of the Fund's average daily net assets.

3. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio aggregated $3,744,801 and $291,668, respectively, for the six months ended January 31, 1998.

  Approximately $210,000 of the reductions in the Fund's assets this period were withdrawals made to effect the charitable contribution to DEVCAP Non-Profit in December 1997 as described in the Fund prospectus. Upon a sharehold-er's initial investment in the Fund, the shareholder declares an intention to make an annual donation to DEVCAP Non-Profit of fifty percent, seventy-five percent, or all of the Annual Contribution Basis derived from the sharehold-er's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing coun-tries.

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
APPAREL--0.3%
Brown Group, Inc. .........................................  1,700 $     24,650
Hartmarx Corporation (b)...................................  3,300       24,544
Liz Claiborne, Inc. .......................................  6,500      263,250
Oshkosh B'Gosh.............................................    800       27,400
Phillips-Van Heusen Corporation............................  2,500       30,156
Reebok International Ltd. (b)..............................  5,500      146,781
Russell Corporation........................................  3,500       86,406
Springs Industries, Inc....................................  2,000      105,250
Stride Rite Corporation....................................  4,600       52,325
Timberland Company (The) (b)...............................  1,100       64,075
V. F. Corporation.......................................... 12,200      521,550
                                                                   ------------
                                                                      1,346,387
                                                                   ------------
BANKING--7.5%
Banc One Corporation....................................... 59,195    3,307,521
BankAmerica Corporation.................................... 69,900    4,967,269
BankBoston Corporation..................................... 14,500    1,297,750
Bankers Trust New York Corporation.........................  9,700    1,011,831
CoreStates Financial Corp.................................. 19,800    1,514,700
Fifth Third Bancorp........................................ 15,250    1,162,813
First Chicago NBD Corp. ................................... 29,106    2,172,035
Mellon Bank Corporation.................................... 25,500    1,539,563
Morgan (J.P.) & Co. Incorporated........................... 17,800    1,801,138
Norwest Corporation........................................ 76,000    2,774,000
PNC Bank Corp. ............................................ 30,500    1,572,656
SunTrust Banks, Inc. ...................................... 21,100    1,461,175
Vermont Financial Services Corp. ..........................  1,300       35,344
Wachovia Corporation....................................... 20,400    1,586,100
Washington Mutual Inc. .................................... 25,780    1,656,365
Wells Fargo & Company......................................  8,600    2,657,400
                                                                   ------------
                                                                     30,517,660
                                                                   ------------
COMMERCIAL PRODUCTS & SERVICES--1.8%
Avery Dennison Corporation................................. 10,300      462,213
Cintas Corporation.........................................  9,700      404,975
Deluxe Corporation.........................................  7,900      260,700
DeVry Inc. (b).............................................  3,600      108,900
Donnelley (R.R.) & Sons Company............................ 14,600      544,763
Harland (John H.) Company..................................  2,800       43,050
Herman Miller, Inc. .......................................  4,400      254,650
HON Industries, Inc. ......................................  3,000      183,000
Ikon Office Solutions...................................... 13,400      422,100
Interface Inc..............................................  2,300       81,363
Kelly Services, Inc........................................  3,675      120,816
Moore Corporation..........................................  8,600      129,000

                                                           SHARES     VALUE
COMMERCIAL PRODUCTS & SERVICES--CONTINUED
National Service Industries, Inc..........................   4,300 $    215,000
New England Business Service, Inc.........................   1,300       42,900
Pitney Bowes Inc..........................................  28,900    1,325,788
Standard Register Company.................................   2,800       96,075
Tennant Company...........................................   1,000       35,500
Xerox Corporation.........................................  32,600    2,620,225
                                                                   ------------
                                                                      7,351,018
                                                                   ------------
CONSTRUCTION--0.3%
Apogee Enterprises, Inc. .................................   2,500       29,531
Centex Corporation........................................   3,200      200,800
Champion Enterprises Inc. ................................   4,500       88,031
Fleetwood Enterprises, Inc. ..............................   3,400      141,525
Granite Construction Incorporated.........................   1,600       37,600
Kaufman & Broad Home Corporation..........................   3,800       97,850
Rouse Company.............................................   6,500      218,563
Sherwin-Williams Company..................................  17,200      490,200
Skyline Corporation.......................................     900       24,975
TJ International, Inc. ...................................   1,700       41,863
                                                                   ------------
                                                                      1,370,938
                                                                   ------------
ENERGY--2.5%
Amoco Corporation.........................................  48,700    3,962,963
Anadarko Petroleum Corporation............................   5,800      342,200
Apache Corporation........................................   8,800      291,500
ARCO Chemical Company.....................................   9,700      460,750
Atlantic Richfield Company................................  32,100    2,387,438
Consolidated Natural Gas Company..........................   9,500      515,969
Oryx Energy Company (b)...................................  10,700      256,800
Pennzoil Company..........................................   4,600      297,275
Santa Fe Energy Resources, Inc. (b).......................  10,000      105,000
Sun Company, Inc. ........................................   6,900      267,375
Union Pacific Resources Group, Inc. ......................  25,600      572,800
Williams Companies........................................  32,000      912,000
                                                                   ------------
                                                                     10,372,070
                                                                   ------------
FINANCIAL SERVICES--6.0%
Ahmanson (H.F.) & Company.................................   9,700      565,631
American Express Company..................................  46,500    3,891,469
Beneficial Corporation....................................   5,300      411,413
Block (H & R), Inc. ......................................  10,400      456,300
Dime Bancorp..............................................  12,600      352,800
Edwards (A.G.), Inc. .....................................   9,487      359,320
Fannie Mae................................................ 106,600    6,582,550

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
FINANCIAL SERVICES--CONTINUED
Federal Home Loan Mortgage Corporation....................  69,500 $  3,092,750
FirstFed Financial Corp. (b)..............................   1,100       38,638
Golden West Financial.....................................   5,700      481,294
Household International, Inc. ............................  10,900    1,357,050
MBIA Inc..................................................   9,200      595,700
MBNA Corporation..........................................  50,100    1,556,231
Merrill Lynch & Co., Inc. ................................  33,300    2,102,063
Piper Jaffray Companies Inc. .............................   1,800       65,700
Schwab (Charles) Corporation..............................  26,600      970,900
Student Loan Marketing Association........................  17,700      745,613
Transamerica Corporation..................................   6,200      637,050
Value Line, Inc. .........................................   1,000       39,438
Wesco Financial Corporation...............................     700      211,575
                                                                   ------------
                                                                     24,513,485
                                                                   ------------
FOODS & BEVERAGES--8.3%
Ben & Jerry's Homemade, Inc. (b)..........................     600        9,375
Campbell Soup Company.....................................  45,800    2,450,300
Coca-Cola Company......................................... 248,500   16,090,375
Fleming Companies, Inc. ..................................   3,700       55,731
General Mills Incorporated................................  15,800    1,176,113
Heinz (H.J.) Company......................................  36,700    2,034,556
Hershey Foods Corporation.................................  14,600      929,838
Kellogg Company...........................................  41,100    1,898,306
Nature's Sunshine Products, Inc. .........................   1,600       42,400
Nature's Sunshine Products, Inc. .........................       0           15
Odwalla, Incorporated (b).................................     500        4,063
PepsiCo, Inc. ............................................ 152,400    5,495,925
Quaker Oats Company.......................................  13,900      747,125
Ralston Purina Company....................................  10,700    1,004,463
Smucker (J.M.) Company....................................   2,600       66,625
SUPERVALU Inc. ...........................................   6,000      263,250
Sysco Corporation.........................................  17,100      765,225
Tootsie Roll Industries, Inc. ............................   1,579       99,104
Wrigley (Wm.) Jr. Company.................................  11,600      857,675
                                                                   ------------
                                                                     33,990,464
                                                                   ------------
HEALTH CARE--9.0%
Acuson Corporation (b)....................................   2,800       47,250
Allergan, Inc. ...........................................   6,300      214,200
ALZA Corporation (b)......................................   8,300      295,688
Angelica Corporation......................................     800       18,400
Becton Dickinson and Company..............................  12,200      770,125
Bergen Brunswig Corporation...............................   4,918      224,076

                                                           SHARES     VALUE
HEALTH CARE--CONTINUED
Biomet, Inc. .............................................  11,300 $    323,463
Boston Scientific Corporation (b).........................  19,800    1,004,850
Forest Laboratories, Inc. (b).............................   3,900      231,563
Guidant Corp. ............................................  14,800      950,900
Humana Health Plans, Inc. (b).............................  16,500      331,031
Johnson & Johnson......................................... 135,100    9,043,256
Manor Care, Inc. .........................................   6,200      215,063
Marquette Medical Systems, Inc. (b).......................   1,500       40,125
Medtronic, Inc. ..........................................  46,900    2,394,831
Merck & Co., Inc. ........................................ 120,400   14,116,900
Mylan Laboratories, Inc. .................................  12,300      220,631
Oxford Health Plans, Inc. (b).............................   7,700      134,750
Schering-Plough Corporation...............................  73,700    5,334,038
St. Jude Medical Inc. (b).................................   8,900      289,250
Stryker Corporation.......................................   9,800      361,988
Sunrise Medical Inc. (b)..................................   1,900       27,550
United American Healthcare Corporation (b)................     800        2,100
                                                                   ------------
                                                                     36,592,028
                                                                   ------------
HOUSEHOLD GOODS--5.8%
Alberto-Culver Company....................................   5,300      157,013
Avon Products, Inc. ......................................  13,200      792,000
Bassett Furniture Industries..............................   1,300       37,375
Black & Decker Corp. .....................................   9,500      457,781
Church & Dwight Co., Inc. ................................   1,900       53,081
Clorox Company............................................  10,300      789,238
Colgate-Palmolive Company.................................  29,600    2,168,200
Fedders Corporation.......................................   3,600       20,700
Fort James Corp. .........................................  20,700      888,806
Handleman Company (b).....................................   3,100       18,988
Harman International Industries, Inc. ....................   1,730       67,686
Hasbro, Inc. .............................................  12,650      436,425
Huffy Corporation.........................................   1,100       16,225
Kimberly-Clark Corporation................................  56,064    2,925,840
Leggett & Platt...........................................   9,600      433,800
Mattel, Inc. .............................................  29,085    1,177,943
Maytag Corporation........................................   9,300      357,469
Newell Co. ...............................................  15,900      652,894
Oneida Ltd. ..............................................   1,600       43,700
Procter & Gamble Company.................................. 135,000   10,580,625
Rubbermaid Incorporated...................................  15,000      388,125
Shaw Industries, Inc. ....................................  13,600      150,450
Snap-On Incorporated......................................   5,850      229,247
Stanhome Inc. ............................................   1,600       43,400
Stanley Works.............................................   8,900      393,825

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
HOUSEHOLD GOODS--CONTINUED
Thomas Industries Inc. ...................................   1,500 $     32,813
Whirlpool Corporation.....................................   7,300      422,031
                                                                   ------------
                                                                     23,735,680
                                                                   ------------
INSURANCE--6.7%
Aetna, Inc. ..............................................  15,170    1,114,995
American General Corporation..............................  24,362    1,373,408
American International Group, Inc. .......................  70,500    7,777,031
Chubb Corporation.........................................  17,000    1,290,938
CIGNA Corporation.........................................   7,400    1,254,763
Cincinnati Financial Corporation..........................   5,395      687,863
General Re Corporation....................................   7,800    1,623,375
Hartford Steam Boiler Inspection and Insurance............   1,900      112,338
Jefferson-Pilot Corporation...............................   7,000      571,813
Lincoln National Corp. ...................................  10,200      772,013
Marsh & McLennan Companies, Inc. .........................  17,000    1,255,875
Providian Corporation.....................................   9,500      464,313
ReliaStar Financial Corporation...........................   9,000      373,500
SAFECO Corporation........................................  14,100      704,119
St. Paul Companies, Inc. .................................   8,400      730,800
Torchmark Corporation.....................................  14,000      581,875
Travelers Group Inc. ..................................... 115,200    5,702,400
UNUM Corporation..........................................  13,900      675,888
USF&G Corporation.........................................  11,400      271,463
                                                                   ------------
                                                                     27,338,770
                                                                   ------------
MEDIA--3.9%
Banta Corporation.........................................   2,850       72,497
Comcast Corporation.......................................  34,900    1,092,806
Disney (Walt) Company.....................................  67,800    7,224,938
Dow Jones & Company.......................................   9,800      492,450
Harcourt General..........................................   6,900      367,856
King World Productions, Inc. (b)..........................   3,600      213,075
Lee Enterprises, Inc......................................   4,500      129,094
McGraw-Hill Companies.....................................   9,900      691,144
Media General, Inc. ......................................   2,400      109,200
Meredith Corporation......................................   5,100      199,856
Midas Inc. (b)............................................   1,717       27,579
New York Times Company....................................   9,600      624,600
Scholastic Corporation (b)................................   1,600       56,000
Tele-Communications, Inc. (b).............................  50,700    1,419,600
Times Mirror Company......................................   8,900      512,863
U S West Media Group......................................  60,700    1,802,031

                                                            SHARES    VALUE
MEDIA--CONTINUED
Viacom, Inc. (b)...........................................  6,700 $    276,375
Washington Post Company....................................  1,000      487,000
                                                                   ------------
                                                                     15,798,964
                                                                   ------------
MISCELLANEOUS--1.7%
American Greetings Corporation.............................  7,100      307,519
Avnet, Inc. ...............................................  4,300      262,300
Bemis Company, Inc. .......................................  5,300      228,563
Case Corporation...........................................  7,300      425,681
CPI Corp. .................................................  1,000       24,063
Cross (A.T.) Company.......................................  1,400       15,925
Deere & Company............................................ 25,200    1,329,300
General Signal Corporation.................................  4,800      187,200
Gibson Greetings, Inc. (b).................................  1,400       30,450
Hillenbrand Industries, Inc. ..............................  6,700      343,375
Hunt Manufacturing Co. ....................................  1,100       24,544
Hussmann International Inc. (b)............................  5,150       70,169
Ionics, Inc. (b)...........................................  1,400       57,575
Jostens, Inc. .............................................  3,800       85,738
Marriott International, Inc. .............................. 12,800      884,800
Omnicom Group Inc. ........................................ 16,200      657,113
Polaroid Corporation.......................................  4,300      176,569
Sealed Air Corporation (b).................................  4,100      257,788
Service Corporation International.......................... 25,200      982,800
Sonoco Products Company....................................  9,305      330,328
Toro Company...............................................  1,200       46,725
Whitman Corporation........................................ 10,300      171,238
                                                                   ------------
                                                                      6,899,763
                                                                   ------------
MISCELLANEOUS MANUFACTURING--1.0%
Applied Materials, Inc. (b)................................ 36,500    1,197,656
Brady (W.H.) Co. ..........................................  2,200       65,450
Cincinnati Milacron Inc. ..................................  3,900       99,450
CLARCOR Inc. ..............................................  1,400       37,713
Crown Cork & Seal Company, Inc. ........................... 12,800      633,600
Dionex Corporation (b).....................................  1,200       66,000
Fastenal Company...........................................  3,700      162,569
Gerber Scientific Inc. ....................................  2,100       38,063
Graco Inc. ................................................  1,450       60,628
Illinois Tool Works Inc. .................................. 24,900    1,386,619
Isco, Inc. ................................................    300        2,625
Lawson Products, Inc. .....................................  1,100       33,000
Millipore Corporation......................................  4,200      137,550
Nordson Corporation........................................  1,500       73,688
Watts Industries...........................................  2,400       66,750

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
MISCELLANEOUS MANUFACTURING--CONTINUED
Wellman, Inc. .............................................  3,000 $     53,813
Zurn Industries, Inc. .....................................  1,200       41,400
                                                                   ------------
                                                                      4,156,574
                                                                   ------------
RESOURCE DEVELOPMENT--1.5%
Air Products & Chemicals, Inc. ............................ 11,000      880,688
Aluminum Company of America................................ 17,200    1,313,650
Battle Mountain Gold Company............................... 23,200      130,500
Betz Laboratories..........................................  2,900      167,113
Cabot Corporation..........................................  6,700      189,275
Calgon Carbon Corporation..................................  3,800       39,663
Consolidated Papers, Inc. .................................  4,700      264,375
Cyprus Amax Minerals Company...............................  9,100      143,325
Echo Bay Mines Ltd (b)..................................... 14,000       27,125
Fuller (H.B.) Company......................................  1,300       68,250
IMCO Recycling Inc. .......................................  1,600       26,800
Inland Steel Industries, Inc. .............................  4,700       93,706
Mead Corporation........................................... 10,200      331,500
Morton International, Inc. ................................ 13,300      438,900
Nalco Chemical Company.....................................  6,400      240,000
Nucor Corporation..........................................  8,550      407,194
Praxair, Inc. ............................................. 15,800      654,713
Sigma-Aldrich Corporation.................................. 10,200      395,250
Westvaco Corporation....................................... 10,400      337,350
Worthington Industries, Inc. ..............................  9,400      158,038
                                                                   ------------
                                                                      6,307,415
                                                                   ------------
RETAIL--9.9%
Albertson's, Inc. ......................................... 24,600    1,173,113
American Stores Companies.................................. 27,400      595,950
Bestfoods.................................................. 14,400    1,404,000
Bob Evans Farms, Inc. .....................................  4,100       78,669
Charming Shoppes, Inc. (b)................................. 10,300       41,844
Circuit City Stores, Inc. .................................  9,600      327,600
Claire's Stores, Inc. .....................................  4,700       83,425
Costco Companies Inc. (b).................................. 21,115      915,863
CVS Corporation............................................ 17,500    1,147,344
Dayton Hudson Corporation.................................. 21,800    1,568,238
Dillard Department Stores, Inc. ........................... 11,100      389,888
Dollar General Corporation................................. 11,548      420,059
Egghead, Inc. (b)..........................................  2,100       16,538
Gap, Inc. (The)............................................ 40,150    1,568,359
Giant Food Inc. ...........................................  5,800      188,863
Great Atlantic & Pacific Tea Company, Inc. ................  3,700      105,450
Hannaford Bros. Co. .......................................  4,000      155,750
Home Depot, Inc. .......................................... 73,649    4,441,956

                                                           SHARES     VALUE
RETAIL--CONTINUED
Kmart Corporation (b).....................................  48,700 $    535,700
Kroger Co. (b)............................................  25,500      997,688
Lands' End, Inc. (b)......................................   3,100      121,869
Lillian Vernon Corporation................................   1,000       16,813
Limited, Inc. (The).......................................  27,300      723,450
Longs Drug Stores Corporation.............................   3,800      109,963
Lowe's Companies, Inc. ...................................  17,400      879,788
Luby's Cafeterias, Inc. ..................................   2,300       36,800
May Department Stores Company.............................  23,400    1,229,963
McDonald's Corporation....................................  68,800    3,242,200
Mercantile Stores Company, Inc. ..........................   3,600      214,200
Nordstrom, Inc. ..........................................   8,000      407,000
Penney (J.C.) Company, Inc. ..............................  25,000    1,684,375
Pep Boys--Manny, Moe & Jack...............................   6,300      137,813
Ruby Tuesday, Inc. .......................................   1,700       42,394
Ryan's Family Steakhouse, Inc. (b)........................   4,600       38,238
Sears, Roebuck and Co. ...................................  39,200    1,805,650
Spec's Music, Inc. (b)....................................     200          250
Starbucks Corporation (b).................................   7,600      277,875
Tandy Corporation.........................................  10,500      406,875
TCBY Enterprises, Inc. ...................................   2,300       17,250
TJX Companies, Inc. ......................................  16,300      552,163
Toys "R' Us, Inc. (b).....................................  28,720      770,055
Wal-Mart Stores, Inc. .................................... 226,400    9,027,700
Walgreen Company..........................................  49,200    1,629,750
Wendys International Inc. ................................  13,100      292,294
Whole Foods Market, Inc. (b)..............................   2,400      120,600
Woolworth Corporation (b).................................  13,600      295,800
                                                                   ------------
                                                                     40,237,425
                                                                   ------------
TECHNOLOGY--23.1%
3Com Corporation (b)......................................  34,600    1,143,963
Advanced Micro Devices, Inc. (b)..........................  14,200      284,888
American Power Conversion (b).............................   9,700      254,019
Analog Devices, Inc. (b)..................................  16,100      474,950
Apple Computer, Inc. (b)..................................  12,800      234,400
AT&T Corporation.......................................... 163,200   10,220,400
Autodesk, Inc. ...........................................   5,000      193,125
Automatic Data Processing, Inc. ..........................  29,200    1,746,525
Baldor Electric Company...................................   3,500       79,844
Borland International, Inc. (b)...........................   4,000       30,000
Broderbund Software Inc. (b)..............................   1,900       40,138
Cisco Systems, Inc. (b)................................... 101,100    6,375,619
Citizens Utilities Company................................   9,267       88,037
Compaq Computer Corporation............................... 152,140    4,573,709
Computer Associates International, Inc. ..................  54,700    2,909,356

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                           SHARES     VALUE
TECHNOLOGY--CONTINUED
Cooper Industries, Inc. ..................................  12,100 $    642,055
Dell Computer Corp. (b)...................................  32,600    3,241,662
Digital Equipment Corporation (b).........................  14,600      825,812
DSC Communications Corporation (b)........................  11,900      238,000
Grainger (W.W.), Inc. ....................................   4,800      462,000
Hewlett-Packard Company................................... 104,500    6,270,000
Hubbell Incorporated......................................   6,960      348,435
Hutchinson Technology (b).................................   1,700       42,712
Intel Corporation......................................... 164,400   13,316,400
International Business Machines Corporation...............  97,700    9,641,768
LSI Logic (b).............................................  14,100      338,400
MCI Communications Corporation............................  69,700    3,236,693
Merix Corporation (b).....................................     600        8,250
Micron Technology, Inc. (b)...............................  21,000      727,125
Microsoft Corporation (b)................................. 121,200   18,081,525
Molex Incorporated........................................  15,737      428,832
National Semiconductor Corporation (b)....................  16,300      458,437
Novell Inc. (b)...........................................  34,900      246,480
Perkin-Elmer Corporation..................................   4,800      283,200
Quarterdeck Corporation (b)...............................   4,200        9,187
QuickResponse Services, Inc. (b)..........................     700       25,505
Raychem Corporation.......................................   8,300      309,693
Shared Medical Systems Corporation........................   2,400      157,200
Solectron Corporation (b).................................  11,500      497,375
Sprint Corporation........................................  43,000    2,553,125
Stratus Computer, Inc. (b)................................   2,300       97,030
Sun Microsystems, Inc. (b)................................  37,500    1,797,655
Tektronix, Inc. ..........................................   5,200      219,700
Tellabs, Inc. (b).........................................  18,100      926,493
Thomas & Betts Corporation................................   5,500      271,562
Xilinx, Inc. (b)..........................................   7,200      273,150
                                                                   ------------
                                                                     94,624,434
                                                                   ------------
TRANSPORTATION--1.7%
Airborne Freight Corporation..............................   2,300      163,587
Alaska Air Group, Inc. (b)................................   1,800       87,412
AMR Corporation (b).......................................   9,300    1,174,125
Consolidated Freightways Corporation (b)..................   2,100       31,105
CSX Corporation...........................................  22,100    1,171,300
Delta Air Lines, Inc. ....................................   7,400      844,525
FDX Holding Corporation (b)...............................  11,400      741,712

                                                           SHARES     VALUE
TRANSPORTATION--CONTINUED
GATX Corporation..........................................   2,400 $    174,150
Norfolk Southern Corporation..............................  37,700    1,189,905
Roadway Express, Inc. ....................................   2,000       43,750
Ryder System, Inc. .......................................   7,400      247,900
Southwest Airlines Co. ...................................  21,700      565,555
UAL Corporation (b).......................................   5,700      506,587
Yellow Corporation (b)....................................   2,800       73,150
                                                                   ------------
                                                                      7,014,763
                                                                   ------------
UTILITIES--8.5%
AGL Resources Inc. .......................................   5,500      108,968
American Water Works, Inc. ...............................   7,700      207,900
Ameritech................................................. 110,000    4,723,125
Bell Atlantic Corporation.................................  78,011    7,220,892
BellSouth Corporation.....................................  99,700    6,038,080
CalEnergy Company, Inc. (b)...............................   8,300      213,205
Central Lousiana Electric Inc. ...........................   2,200       68,337
Connecticut Energy Corporation............................   1,000       27,187
Eastern Enterprises.......................................   2,000       82,750
El Paso Energy Corporation................................   5,800      370,837
Energen Corporation.......................................   1,400       54,600
Enron Corp. ..............................................  31,800    1,317,712
Equitable Resources, Inc. ................................   3,400      111,775
Frontier Corporation......................................  16,400      427,425
Helmerich & Payne, Inc. ..................................   4,800      122,700
Idaho Power Company.......................................   3,600      124,875
Keyspan Energy Corporation................................   4,900      166,905
LG&E Energy Corp. ........................................   6,700      156,612
MCN Corporation...........................................   7,600      281,200
New Century Energies, Inc. ...............................  11,100      505,743
NICOR Inc. ...............................................   4,700      189,175
Northwest Natural Gas Co. ................................   2,200       58,575
Northwestern Public Service Company.......................   1,500       33,280
Oklahoma Gas and Electric Company.........................   3,900      204,018
ONEOK Inc. ...............................................   3,000      102,562
Pacific Enterprises.......................................   8,300      299,318
Peoples Energy Corporation................................   3,400      128,350
Potomac Electric Power Company............................  12,000      298,500
Rowan Companies, Inc. ....................................   8,700      229,462
SBC Communications Inc. ..................................  92,159    7,165,392
Sonat Inc. ...............................................   8,600      375,712
Southern New England Telecommunications Corporation.......   6,900      449,362
Telephone and Data Systems, Inc. .........................   5,800      255,200

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1998
                                  (UNAUDITED)

                                                            SHARES    VALUE
UTILITIES--CONTINUED
U S West Communications Group (b).......................... 48,300 $  2,324,437
Washington Gas Light Company...............................  4,200      111,300
Western Atlas Inc. ........................................  5,300      330,255
                                                                   ------------
                                                                     34,885,726
                                                                   ------------
VEHICLE COMPONENTS--0.5%
Cooper Tire and Rubber Company.............................  7,600      182,875
Cummins Engine Company, Inc................................  3,700      197,950
Dana Corporation........................................... 10,500      526,312
Federal-Mogul Corporation..................................  3,900      175,500
Genuine Parts Company...................................... 17,900      594,056
Modine Manufacturing Company...............................  2,900      101,137
Smith (A.O.) Corporation...................................  1,500       63,000
Spartan Motors, Inc. (b)...................................  1,200        8,475
SPX Corporation............................................  1,200       87,600
                                                                   ------------
                                                                      1,936,905
                                                                   ------------
Total Investments(a)--100.0%...................................... $408,990,469
Other Assets, less liabilities....................................    2,499,557
                                                                   ------------
NET ASSETS........................................................ $411,490,026
                                                                   ============

--------
(a) The aggregate cost for federal income tax purposes is $299,126,134, the ag-gregate gross unrealized appreciation is $112,492,160, and the aggregate gross unrealized depreciation is $2,627,825, resulting in net unrealized appreciation of $109,864,335.
(b) Non-income producing security.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $299,126,134)                $408,990,469
  Cash                                                       4,192,809
  Dividends receivable                                         496,631
                                                          ------------
    Total assets                                           413,679,909
                                                          ------------
LIABILITIES:
  Payable for securities purchased                           1,971,177
  Accrued expenses (Note 2)                                    218,706
                                                          ------------
    Total liabilities                                        2,189,883
                                                          ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS  $411,490,026
                                                          ============
NET ASSETS CONSIST OF:
    Paid-in capital                                       $411,490,026
                                                          ============

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1998
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign withholding
   tax of $518)                                                     $ 2,276,430
                                                                    -----------
EXPENSES:
  Management fee (Note 2)                                               199,249
  Sub management fee (Note 2)                                           186,707
  Professional fees                                                      48,667
  Custody fees (offset by compensating
   balances)                                                             65,252
  Trustee fees                                                            1,325
  Miscellaneous                                                           1,955
                                                                    -----------
    Total expenses                                                      503,155
    Fees paid indirectly                                                (60,429)
    Management fee waived                                              (103,679)
                                                                    -----------
    Net expenses                                                        339,047
                                                                    -----------
NET INVESTMENT INCOME                                                 1,937,383
NET REALIZED GAIN ON INVESTMENTS
  Proceeds from sales                             $   8,580,631
  Cost of securities sold                             5,738,294
                                                  -------------
    Net realized gain on investments                                  2,842,337
NET CHANGES IN UNREALIZED APPRECIATION
 OF INVESTMENTS
  Beginning of period                                91,161,408
  End of period                                     109,864,335
                                                  -------------
    Net change in unrealized apprecia-
     tion                                                            18,702,927
                                                                    -----------
NET INCREASE OF NET ASSETS RESULTING
 FROM OPERATIONS                                                    $23,482,647
                                                                    ===========

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE         FOR THE
                                                 SIX MONTHS ENDED  YEAR ENDED
                                                 JANUARY 31, 1998 JULY 31, 1997
                                                 ---------------- -------------
                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income                            $  1,937,384   $  2,240,276
  Net realized gain on investments                    2,842,337        433,417
  Net change in unrealized appreciation of in-
   vestments                                         18,702,927     74,540,873
                                                   ------------   ------------
  Net Increase in Net Assets Resulting from Op-
   erations                                          23,482,648     77,214,566
                                                   ------------   ------------
Transactions in Investors' Beneficial Interest:
  Additions                                         105,727,597    137,135,556
  Reductions                                        (10,079,189)   (22,391,710)
                                                   ------------   ------------
  Net Increase in Net Assets from Transactions
   in Investors' Beneficial Interests                95,648,408    114,743,846
                                                   ------------   ------------
Total Increase in Net Assets                        119,131,056    191,958,412
NET ASSETS:
  Beginning of period                               292,358,970    100,400,558
                                                   ------------   ------------
  End of period                                    $411,490,026   $292,358,970
                                                   ============   ============

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                             FOR THE                              FOR THE YEAR ENDED JULY 31,
                         SIX MONTHS ENDED             ------------------------------------------------
                         JANUARY 31, 1998              1997          1996              1995       1994
                         ----------------             -------       -------            ----       ----
                           (UNAUDITED)
Ratio of net investment
 income to average net
 assets                         1.13%/(1)//(5)/          1.34%         1.48%/(3)/      1.85%/(4)/ 2.13%/(4)/
Ratio of expenses to
 average net assets             0.23%/(1)//(2)//(3)/     0.29%/(2)/    0.59%/(2)//(3)/ 0.43%/(4)/ 0.29%/(4)/
Portfolio turnover rate            3%                       1%            5%              6%         8%
Average commission rate
 paid per share              $0.0408                  $0.0512       $0.0496              --         --

--------
/(1)/ Reflects a waiver of 0.06% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the six months ended January 31, 1998 would have been 1.07% and 0.26%, re-spectively.
/(2)/ Ratio of total expenses to average net assets for the period ended January
      31, 1998, July 31, 1997 and 1996 include indirectly paid expenses. Exclud-ing indirectly paid expenses, the expense ratios would have been 0.20%, 0.25% and 0.50% for the year ended July 31, 1997 and 1996, respectively.
/(3)/ Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the year ended July 31, 1996 would have been 1.14% and 0.85% respectively.
/(4)/ Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net in-vestment income and expenses to average net assets for the years ended July 31, 1995 and 1994 would have been 1.75% and 0.53% and 2.00% and 0.42%
      respectively.
/(5)/ Annualized.

                       See Notes to Financial Statements

                                      16
s

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               JANUARY 31, 1998
                                  (UNAUDITED)
NOTE 1--ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declara-tion of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the re-porting period. Actual results could differ from those estimates. The follow-ing is a summary of the Index Portfolio's significant accounting policies.


  (A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

  (B) DIVIDEND INCOME: Dividend income is reported on the ex-dividend date.

  (C) FEDERAL TAXES: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is in-tended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

  (D) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2--TRANSACTIONS WITH AFFILIATES

  (A) MANAGER. Domini Social Investments LLC (DSIL or the Manager) is a regis-tered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee ac-crued daily and paid monthly at an annual rate equal to 0.20% of the Index Portfolio's average daily net assets, subject to reduction to the extent nec-essary to keep the aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes and other extraor-dinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio through October 22, 1998.

  (B) SUBMANAGER. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agree-ment with DSIL. Mellon Equity does not determine the composition of the Domini Social Index. Under the Submanagement Agree-

                         DOMINI SOCIAL INDEX PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

                               JANUARY 31, 1998
                                  (UNAUDITED)
ment, DSIL pays Mellon Equity an investment submanagement fee equal on an an-nual basis to 0.10% of the average daily net assets of the Portfolio.

  (C) PRIOR ADVISORY, MANAGEMENT, SPONSORSHIP AND ADMINISTRATIVE
AGREEMENTS. Prior to October 22, 1997, pursuant to an investment advisory agreement (the KLD "Advisory Agreement"), KLD served as investment adviser to the Index Portfolio and furnished continuously an investment program by deter-mining the stocks to be included in the Domini Social Index. KLD received from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Addition-ally, prior to October 22, 1997, pursuant to a management agreement (the "Mellon Equity Management Agreement"), Mellon Equity served as investment man-ager and managed the assets of the Index Portfolio on a daily basis. Prior to October 22, 1997, pursuant to a sponsorship agreement (the "KLD Sponsorship Agreement") , KLD furnished administrative services for the Index Portfolio. KLD received from the Portfolio a fee accrued daily and paid monthly at an an-nual rate equal to 0.025% of the average daily net assets of the Portfolio for administrative services. Prior to November 6, 1996, pursuant to an administra-tive services agreement (the "Signature Administration Agreement"), Signature Broker-Dealer Services, Inc. ("Signature") served as the administrator of the Index Portfolio. Prior to October 22, 1997, the aggregate investment manage-ment and administration fees under the prior agreement with respect to the In-dex Portfolio were equal to 0.15% of the Index Portfolio's average daily net assets for its then current fiscal year.

NOTE 3--INVESTMENT TRANSACTIONS

  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $104,647,537.62 and $8,580,631, respective-ly. Custody fees of the Portfolio were reduced by $60,429 which was compensa-tion for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.

                                      18